Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 4, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Acquisition of subsidiaries

After the acquisition of a subsidiary, the Group should identify the difference between the investment cost and the Group’ share of the net fair value of the subsidiary’s identifiable assets acquired and liabilities assumed. It involves critical judgments and estimations when determining the aforementioned net fair values. The management engaged independent external appraiser to assist them in identifying and evaluating the subsidiary’s identifiable tangible assets, intangible assets and liabilities, including the type of intangible assets that may be identified and the related estimated cash flows or the relief from expenses. The excess of the fair value over the carrying amount of those identified tangible and intangible assets on the acquisition date will be depreciated or amortized over their remaining useful lives or expected future economic benefit lives. The management considered that the related estimation and assumption has appropriately reflected the net fair value of those identifiable assets acquired and liabilities assumed. However, there may be of high uncertainty related to the semiconductor industry varied by economic trends.